Summary of Financial Information for Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Discontinued Operations And Disposal Groups [Abstract]
Net sales	$ 47,086	$ 493,997	$ 93,193
(Loss) income before income tax	(37,259)	31,315	(14,767)
Income tax credit (expense)	(3,660)	(1,827)	1,664
(Loss) income from discontinued operations, net of income tax	(40,919)	29,488	(13,103)
Accounts receivable		54,003
Inventories		8,906
Prepaid expense and other receivables	2,364	8,813
Deferred tax assets		3,743
Property, plant and equipment, net		87,329
Land use rights		5,314
Other assets		424
Total assets	2,364	168,532
Notes payable		3,878
Accounts payable		46,169
Trust Receipt loans		3,558
Accrued expenses and other payables	234	8,304
Short term bank borrowings		4,824
Income tax payable		476
Total liabilities	234	67,209
Net assets of discontinued operations	$ 2,130	$ 101,323